UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009
Check here if Amendment [ ]; Amendment Number:
This Amendment (check only one):  [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:             Bristlecone Value Partners, LLC
Address:          12301 Wilshire Boulevard,
                  Suite 320
                  Los Angeles, CA  90025
13F File Number:  28-11148

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:      Jean-Luc Nouzille
Title:     Managing Partner
Phone:     310-806-4141

Signature,          Place,              and Date of Signing:
JEAN-LUC NOUZILLE   Los Angeles, CA     February 12, 2010

Report Type (Check only one.):
              [X] 13F HOLDINGS REPORT.
              [ ] 13F NOTICE.
              [ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: None

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:        0
Form 13F Information Table Entry Total:   37
Form 13F Information Table Value Total:   $36,142

List of Other Included Managers:

None

FORM 13F INFORMATION TABLE
								 VALUE	SHARES/	SH/	PUT/	INVSTMT	OTHER		VOTING AUTHORITY
NAME OF ISSUER			TITLE OF CLASS	CUSIP		(x$1000)PRN AMT	PRN	CALL	DSCRETN	MANAGERS	SOLE	SHARED	NONE
------------------------------ 	--------------- ---------	-------	-------	---	----	-------	-----------	-------	-------	--------
AMERICAN EXPRESS CO		COM		025816109	1738	45905	SH		SOLE			42635	0	3270
BANK OF AMERICA CORPORATION	COM		060505104	653	43531	SH		SOLE			40269	0	3262
BRISTOL MYERS SQUIBB CO		COM		110122108	598	24937	SH		SOLE			23127	0	1810
CEMEX SAB DE CV			SPON ADR NEW	151290889	599	64113	SH		SOLE			59489	0	4624
CISCO SYS INC			COM		17275R102	836	35260	SH		SOLE			32560	0	2700
CINTAS CORP			COM		172908105	1348	54280	SH		SOLE			50360	0	3920
DELL INC			COM		24702R101	1325	100105	SH		SOLE			92835	0	7270
EOG RES INC			COM		26875P101	901	9699	SH		SOLE			8944	0	755
EMERSON ELEC CO			COM		291011104	768	17007	SH		SOLE			15682	0	1325
EXPEDIA INC DEL			COM		30212P105	856	40277	SH		SOLE			37159	0	3118
EXXON MOBIL CORP		COM		30231G102	1105	17060	SH		SOLE			15760	0	1300
GENERAL DYNAMICS CORP		COM		369550108	1498	22472	SH		SOLE			20793	0	1679
HARLEY DAVIDSON INC		COM		412822108	830	36755	SH		SOLE			34125	0	2630
HOME DEPOT INC			COM		437076102	1606	57399	SH		SOLE			53159	0	4240
INTEL CORP			COM		458140100	1165	59814	SH		SOLE			55304	0	4510
JP MORGAN CHASE & CO		COM		46625H100	916	23910	SH		SOLE			22170	0	1740
LEGG MASON INC			COM		524901105	738	29660	SH		SOLE			27450	0	2210
LIBERTY MEDIA CORP NEW	INT 	COM SER A	53071M104	805	75027	SH		SOLE			69458	0	5569
MARKEL CORP			COM		570535104	1267	3803	SH		SOLE			3540	0	263
MEDTRONIC INC			COM		585055106	756	18150	SH		SOLE			16775	0	1375
MOTOROLA INC			COM		620076109	923	144212	SH		SOLE			133732	0	10480
NESTLE S A 			SPON ADR NEW	641069406	571	12690	SH		SOLE			11680	0	1010
NEWELL RUBBERMAID INC		COM		651229106	454	33945	SH		SOLE			31305	0	2640
NOVARTIS A G			SPONSORED ADR	66987V109	1115	20880	SH		SOLE			19355	0	1525
PFIZER INC			COM		717081103	1264	70388	SH		SOLE			65233	0	5155
PROGRESSIVE CORP OHIO		COM		743315103	1641	99345	SH		SOLE			92110	0	7235
SPRINT NEXTEL CORP		COM SER 1	852061100	702	204573	SH		SOLE			189473	0	15100
VULCAN MATLS CO			COM		929160109	563	12895	SH		SOLE			11965	0	930
WAL MART STORES INC		COM		931142103	914	17101	SH		SOLE			15866	0	1235
WALGREEN COMPANY		COM		939640108	1190	2823	SH		SOLE			2609	0	214
WASHINGTON POST CO		CL B		939640108	1190	2823	SH		SOLE			2609	0	214
WASTE MGMT INC DEL		COM		94106L109	870	27327	SH		SOLE			25292	0	2035
WELLS FARGO & CO NEW		COM		949746101	1569	57230	SH		SOLE			53100	0	4130
WEYERHAEUSER CO			COM		962166104	1084	27485	SH		SOLE			25485	0	2000
COVIDIEN PLC			SHS		G2554F105	810	16481	SH		SOLE			15281	0	1200
TYCO INTERNATIONAL LTD		SHS		H89128104	590	17112	SH		SOLE			15832	0	1280
TYCO ELECTRONICS LTD		SHS		H8912P106	417	16963	SH		SOLE			15683	0	1280
